Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 03, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
Our board of directors and the compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not adopted a formal policy related to timing of awards of stock options in relation to the disclosure of material nonpublic information.
The following table presents information regarding stock options issued to our named executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC. The following stock option grants were made on the same date that we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and a Current Report on Form 8-K on March 3, 2025 with the SEC related to Item 2.02 announcing our results of operations and financial condition. Our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and our Current Report on Form 8-K that we filed with the SEC on March 3, 2025 are not incorporated herein by reference.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage
change in the
closing market
price of the
securities
underlying the
award between
the trading day
ending
immediately
prior to the
disclosure of
material
nonpublic
information and
the trading day
beginning
immediately
following the
disclosure of
material
nonpublic
information

David H. Mack, Ph.D.	03/03/2025	800,000	1.32	752,320	(5.84%)
Deepika Jalota, Pharm.D.	03/03/2025	300,000	1.32	282,120	(5.84%)
Robert Ticktin	03/03/2025	265,000	1.32	249,206	(5.84%)

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our board of directors and the compensation committee do not take material nonpublic information into account when determining the timing and terms of any stock option grant. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not adopted a formal policy related to timing of awards of stock options in relation to the disclosure of material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our named executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC. The following stock option grants were made on the same date that we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and a Current Report on Form 8-K on March 3, 2025 with the SEC related to Item 2.02 announcing our results of operations and financial condition. Our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and our Current Report on Form 8-K that we filed with the SEC on March 3, 2025 are not incorporated herein by reference.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage
change in the
closing market
price of the
securities
underlying the
award between
the trading day
ending
immediately
prior to the
disclosure of
material
nonpublic
information and
the trading day
beginning
immediately
following the
disclosure of
material
nonpublic
information

David H. Mack, Ph.D.	03/03/2025	800,000	1.32	752,320	(5.84%)
Deepika Jalota, Pharm.D.	03/03/2025	300,000	1.32	282,120	(5.84%)
Robert Ticktin	03/03/2025	265,000	1.32	249,206	(5.84%)

David H. Mack, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		David H. Mack, Ph.D.
Underlying Securities | shares		800,000
Exercise Price | $ / shares		$ 1.32
Fair Value as of Grant Date | $		$ 752,320
Underlying Security Market Price Change		(0.0584)
Deepika Jalota, Pharm.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Deepika Jalota, Pharm.D.
Underlying Securities | shares		300,000
Exercise Price | $ / shares		$ 1.32
Fair Value as of Grant Date | $		$ 282,120
Underlying Security Market Price Change		(0.0584)
Robert Ticktin [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert Ticktin
Underlying Securities | shares		265,000
Exercise Price | $ / shares		$ 1.32
Fair Value as of Grant Date | $		$ 249,206
Underlying Security Market Price Change		(0.0584)